UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               --------------------------

Check here if Amendment |_|; Amendment Number: ____

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Riverside Advisors, LLC
            -----------------------------------------
Address:    3280 Peachtree Road, NE  Suite 2670
            -----------------------------------------
            Atlanta, Georgia  30305
            -----------------------------------------

Form 13F File Number: 28-10856

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:       Brian Simmons
                     -----------------------------------------
         Title:      Chief Compliance Officer
                     -----------------------------------------
         Phone:      (404) 949-3101
                     -----------------------------------------

Signature, Place, and Date of Signing:

      /s/ Brian Simmons           Atlanta, Georgia           10/27/10
      -----------------          -----------------           --------
         [Signature]                [City, State]             [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

      NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                             -------------------
Form 13F Information Table Entry Total:      48
                                             -------------------
Form 13F Information Table Value Total:      $  188,126
                                             -------------------
                                             (thousands)

List of Other Included Managers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      NONE

------------------------------- ------------- --------- ---------- ----------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                VALUE      SHRS OR    SH/  PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                      CLASS       CUSIP    (x$1000)     PRN AMT    PRN  CALL DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------- ------------- --------- ---------- ------------ ----- ---- ---------- -------- -------- ------ -----
AEROPOSTALE                       COM         007865108     2,558      110,000  SH            SOLE               2,558
Anadarko Petroleum Corp           COM         032511107     8,255      144,700  SH            SOLE               8,255
ASSURANT INC                      COM         04621X108     2,361       58,000  SH            SOLE               2,361
ATWOOD OCEANICS INC.              COM         050095108     5,551      182,300  SH            SOLE               5,551
BLACKSTONE GROUP                  COM         09253U108     2,665      210,000  SH            SOLE               2,665
BRIDGEPOINT ED INC                COM         10807M105     2,540      164,300  SH            SOLE               2,540
Career Education Corporation      COM         141665109     4,689      218,400  SH            SOLE               4,689
CHIMERA INVT CORP                 COM         16934Q109     4,385    1,110,000  SH            SOLE               4,385
CHINA MEDIAEXPRESS HOLDINGS       COM         169442100     2,142      210,000  SH            SOLE               2,142
CHINA-BIOTICS INC                 COM         16937B109     2,801      254,600  SH            SOLE               2,801
CONOCOPHILLIPS                    COM         20825C104     5,743      100,000  SH            SOLE               5,743
CSG SYS INTL INC                  COM         126349109     2,273      124,700  SH            SOLE               2,273
EZCORP INC                        COM         302301106     4,377      218,400  SH            SOLE               4,377
FUSHI COPPERWELD INC              COM         36113E107       695       80,000  SH            SOLE                 695
GENERAL DYNAMICS CORP             COM         369550108     2,826       45,000  SH            SOLE               2,826
HARBIN ELECTRIC INC               COM         41145W109     4,244      237,200  SH            SOLE               4,244
Hewlett-Packard Company           COM         428236103     6,677      158,700  SH            SOLE               6,677
HONEYWELL INTERNATIONAL INC       COM         438516106     6,182      140,700  SH            SOLE               6,182
INTL BUSINESS MACHINES CORP       COM         459200101     5,164       38,500  SH            SOLE               5,164
ITT EDUCATIONAL SERVICES INC      COM         45068B109     4,968       70,700  SH            SOLE               4,968
JA SOLAR HOLDINGS CO LTD          COM         466090107     2,230      239,000  SH            SOLE               2,230
JOHNSON & JOHNSON                 COM         478160104     3,098       50,000  SH            SOLE               3,098
L-3 COMMUNICATIONS HLDGS INC      COM         502424104     5,565       77,000  SH            SOLE               5,565
LEXMARK INTL NEW                  COM         529771107     6,211      139,200  SH            SOLE               6,211
LIHUA INTL INC                    COM         532352101       812       93,724  SH            SOLE                 812
LINCOLN EDL SVCS CORP             COM         533535100       804       55,800  SH            SOLE                 804
LOCKHEED MARTIN CORP              COM         539830109     4,455       62,500  SH            SOLE               4,455
MCKESSON CORP                     COM         58155Q103     6,277      101,600  SH            SOLE               6,277
MEDCO HEALTH SOLUTIONS INC        COM         58405U102     7,996      153,600  SH            SOLE               7,996
NATIONAL FINANACIAL PARTNERS      COM         63607P208     2,963      233,873  SH            SOLE               2,963
NOBLE CORP.                       COM           B65Z9D7     6,353      188,000  SH            SOLE               6,353
NORTH AMERN ENERGY PARTNERS       COM         656844107     1,501      184,180  SH            SOLE               1,501
OCEANEERING INTL INC              COM         675232102     2,176       40,400  SH            SOLE               2,176
PENN VA CORP                      COM         707882106     1,264       78,800  SH            SOLE               1,264
PERFECT WORLD CO LTD              COM         71372U104     4,434      172,800  SH            SOLE               4,434
PETROLEUM DEV CORP                COM         716578109     2,040       73,900  SH            SOLE               2,040
RAYTHEON CO                       COM         755111507     4,228       92,500  SH            SOLE               4,228
ROSS STORES INC                   COM         778296103     2,733       50,000  SH            SOLE               2,733
SOLARFUN POWER HOLDINGS CO LTD    COM         83415U108     2,072      157,600  SH            SOLE               2,072
SOUTHERN UN CO NEW                COM         844030106     2,067       85,900  SH            SOLE               2,067
SWIFT ENERGY CO                   COM         870738101     1,682       59,900  SH            SOLE               1,682
TEEKAY TANKERS LTD                COM         Y8565N102     1,909      146,700  SH            SOLE               1,909
TEVA PHARMACEUTICAL INDS LTD      COM         881624209     4,605       87,300  SH            SOLE               4,605
TRANSOCEAN INC                    COM           B3KFWW1    12,222      190,100  SH            SOLE              12,222
TYCO ELECTRONICS LTD SWITZERLD    COM         H8912P106     6,776      231,900  SH            SOLE               6,776
WellPoint Inc.                    COM         94973V107     4,712       83,200  SH            SOLE               4,712
WONDER AUTO TECH                  COM         978166106     1,409      165,600  SH            SOLE               1,409
WORLD ACCEP CORP DEL              COM         981419104     4,438      100,500  SH            SOLE               4,438